Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN GLOBAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 48 in the Fund's Prospectus and under “Buying and Selling Shares” on page 41 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock, of mid- large-capitalization companies located outside the U.S., including developing or emerging market countries. The Fund may invest up to 20% of its net assets in emerging market countries. Mid- large-capitalization companies are generally companies with market capitalizations of greater than $2 billion. The Fund, from time to time, may have significant investments in a particular sector or country.

The Fund's investment manager employs a disciplined, bottom-up investment approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. The investment manager uses a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth, quality and valuation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock, of mid- large-capitalization companies located outside the U.S., including developing or emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Markets

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Midsize Companies

Securities issued by midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets.

Focus

The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. The activities of health care companies may be funded or subsidized by federal and state governments and changes in funding may adversely affect the profitability of these companies. Technology and health care companies may also be affected by legislation or changes in government regulation and policies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2'09	29.68%
Worst Quarter:	Q3'11	-21.13%
As of September 30, 2015, the Fund's year-to-date return was -5.64%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.44%	[3]
1 year	rr_ExpenseExampleYear01	$ 713
3 years	rr_ExpenseExampleYear03	1,050
5 years	rr_ExpenseExampleYear05	1,410
10 years	rr_ExpenseExampleYear10	$ 2,419
2009	rr_AnnualReturn2009	58.26%
2010	rr_AnnualReturn2010	13.25%
2011	rr_AnnualReturn2011	(11.99%)
2012	rr_AnnualReturn2012	22.52%
Annual Return 2013	rr_AnnualReturn2013	11.38%
Annual Return 2014	rr_AnnualReturn2014	(4.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2015, the Fund's year-to-date return was -5.64%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.19%	[3]
1 year	rr_ExpenseExampleYear01	$ 322
3 years	rr_ExpenseExampleYear03	733
5 years	rr_ExpenseExampleYear05	1,270
10 years	rr_ExpenseExampleYear10	2,739
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,739
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.92%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.69%	[3]
1 year	rr_ExpenseExampleYear01	$ 172
3 years	rr_ExpenseExampleYear03	581
5 years	rr_ExpenseExampleYear05	1,015
10 years	rr_ExpenseExampleYear10	$ 2,225
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[3],[4]
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	323
5 years	rr_ExpenseExampleYear05	561
10 years	rr_ExpenseExampleYear10	$ 1,246
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.19%	[3]
1 year	rr_ExpenseExampleYear01	$ 121
3 years	rr_ExpenseExampleYear03	427
5 years	rr_ExpenseExampleYear05	754
10 years	rr_ExpenseExampleYear10	$ 1,682
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin International Growth Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(10.30%)
Past 5 years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(6.40%)
Past 5 years	rr_AverageAnnualReturnYear05	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.99%)
Past 5 years	rr_AverageAnnualReturnYear05	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Return Before Taxes | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.31%)
Past 5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.44%)
Past 5 years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin International Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(10.40%)
Past 5 years	rr_AverageAnnualReturnYear05	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin International Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(5.56%)
Past 5 years	rr_AverageAnnualReturnYear05	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%	[5]
Franklin Global Trust 3 - FGT3-10 | Franklin International Growth Fund | MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.48%)
Past 5 years	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%	[5]

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	Class A distribution and service (12b-1) fees have been restated to reflect the maximum rate recently set by the board of trustees. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different 12b-1 fee rate paid in the Fund's most recent fiscal year.
[3]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 1.19% until November 30, 2016. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.
[4]	Total annual Fund operating expenses for Class R6, which differ from the ratio of expense to average net assets shown in the Financial Highlights, reflect the Class R6 fee cap effective December 1, 2015.
[5]	Since inception June 3, 2008 for Class A, Class C, Class R and Advisor Class; Class R6, May 1, 2013.